Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 - PROPERTY AND EQUIPMENT

	December 31
	2020	2019
Cost:
Laboratory equipment	$1,882	$1,631
Greenhouse equipment	713	713
Computer equipment	280	267
Office furniture	195	181
Leasehold improvements	2,431	2,271
Vehicles	84	84
	5,585	5,147
Less:
Accumulated depreciation	(3,479)	(2,818)
Property and Equipment, net	$2,106	$2,329

Depreciation expense totalled $660, $539 and $342 for the years ended December 31, 2020, December 31, 2019 and December 31, 2018, respectively.

During the year ended December 31, 2019, the Company disposed of property and equipment in the net amount of $30. In the years ended December 31, 2020 and 2018 there was no disposal of fixed assets booked to the Company’s financial statements.